Derivatives (Notional Volumes of Foreign Exchange Swaps and Forward Contracts Related to Commodity Contracts) (Details) - Regulatory Deferral Hedge [Member] - Foreign Exchange Swaps and Forward Contracts [Member] - Fuel [Member]
$ in Millions
Dec. 31, 2016 USD ($)
2017
Derivative [Line Items]
Derivative, Notional Amount	$ 224
Derivative, Average Forward Exchange Rate	1.0722
Derivative, Percent of USD Required to Purchase	120.00%
2017 to 2020
Derivative [Line Items]
Derivative, Notional Amount	$ 240
Derivative, Average Forward Exchange Rate	1.1138
Derivative, Percent of USD Required to Purchase	44.00%